Stock-Based Compensation (Summary of Stock Option Information) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 4.66	$ 6.32
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 6	$ 5
Non-vested options: Weighted average recognition period	3 years	3 years
Vested Options: Weighted average remaining term	4 years	5 years
Vested Options: Aggregate intrinsic value	$ 11	$ 8
Vested Options: Fair value	$ 2	$ 2
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	3,095,604
Granted	792,600
Total Options: Number of Options, Exercised	(78,839)
Total Options: Number of Options, Forfeited	(13,325)
Total Options: Number of Options, Outstanding, Ending Balance	3,796,040	3,095,604
Total Options: Number of Options, Options exercisable	2,188,550
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 51.20
Total Options: Weighted average exercise price per share, Granted	46.97
Total Options: Weighted average exercise price per share, Exercised	39.86
Total Options: Weighted average exercise price per share, Forfeited	56.14
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	50.53	$ 51.20
Total Options: Weighted average exercise price per share, Options exercisable	$ 50.07
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,253,255
Granted	792,600
Non-Vested Options: Number of Options, Vested	438,365
Non-Vested Options: Number of options, Forfeited	0
Non-Vested Options: Number of Options, Ending Balance	1,607,490	1,253,255
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 5.17
Non-Vested Options: Weighted average exercise price per share, Granted	4.66
Non-Vested Options: Weighted average exercise price per share, Vested	4.58
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 5.08	$ 5.17